Unaudited Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2010
Unaudited Quaterly Information Tables [Abstract]
Schedule Of Quarterly Financial Information [Table Text Block]
	2010
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,626.9	$2,595.7	$2,628.7	$2,718.9
Gross Profit	1,066.4	1,048.9	1,061.5	1,120.4
Income from Continuing Operations	224.6	228.7	258.8	284.9
Net Income	232.3	237.3	268.5	297.5
Earnings per Share from Continuing Operations:
Basic	.55	.56	.65	.72
Diluted	.54	.55	.64	.71
Earnings per Share:
Basic	.57	.58	.67	.76
Diluted	.56	.57	.66	.75

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $23.6 million and after-tax income of $7.7 million related to the company's discontinued operations.

(b)       Costs of $11.7 million and after-tax income of $8.6 million related to the company's discontinued operations.

(c)       Costs of $13.3 million and after-tax income of $9.7 million related to the company's discontinued operations.

(d)       Costs of $30.8 million and after-tax income of $12.6 million related to the company's discontinued operations.

	2009
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,212.4	$2,433.9	$2,481.2	$2,784.1
Gross Profit	860.4	956.2	978.6	1,102.6
Income from Continuing Operations	145.4	199.1	213.5	265.2
Net Income	148.9	206.9	221.2	273.3
Earnings per Share from Continuing Operations:
Basic	.35	.48	.52	.65
Diluted	.34	.47	.51	.63
Earnings per Share:
Basic	.36	.50	.54	.67
Diluted	.35	.49	.53	.65

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $12.1 million and after-tax income of $3.5 million related to the company's discontinued operations.

(b)       Costs of $12.4 million and after-tax income of $7.8 million related to the company's discontinued operations.

(c)       Costs of $13.8 million and after-tax income of $7.7 million related to the company's discontinued operations.

(d)       Costs of $29.1 million and after-tax income of $8.1 million related to the company's discontinued operations.